Fees Summary	Jul. 15, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Net Fee	$ 0
Narrative - Max Aggregate Offering Price	$ 12,942,000.00
Final Prospectus	true